Summary of Restricted Stock Awards and Restricted Stock Units (Detail) (Restricted Stock and Restricted Stock Units, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, Beginning Balance	4,289,024		3,468,750		2,541,802
Granted, Shares	1,343,250	[1]	1,603,899	[2]	1,613,000
Vested, Shares	(2,323,431)		(721,500)		(603,802)
Forfeited, Shares	(745,332)		(62,125)		(82,250)
Unvested Shares, Ending Balance	2,563,511		4,289,024		3,468,750
Weighted average grant date fair value, Beginning Balance	$ 8.23		$ 8.13		$ 8.99
Granted, Weighted average grant date fair value	$ 3.79	[1]	$ 7.20	[2]	$ 6.67
Vested, Weighted average grant date fair value	$ 9.47		$ 5.63		$ 8.32
Forfeited, Weighted average grant date fair value	$ 7.08		$ 6.42		$ 4.52
Unvested at December 31, 2010, Weighted average grant date fair value	$ 5.12		$ 8.23		$ 8.13

[1]	Includes 202,000 restricted stock awards issued in 2012, which vest upon satisfaction of certain service and market conditions.
[2]	Includes 255,000 and 104,100 restricted stock units issued in 2010 and 2011, respectively, which entitle the holder to receive one share of the Company's Class B common stock upon satisfaction of certain service and market conditions.